DEAN WITTER DIVERSIFIED INCOME TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS October 31, 1997

DEAR SHAREHOLDER:

The fiscal year ended October 31, 1997 began with the U.S. economy exhibiting signs of renewed strength. This trend continued into early 1997 as employment expanded, personal income climbed and consumer confidence rose. However, fears that the economy might be overheated and that the Federal Reserve Board would raise short-term interest rates began to permeate the fixed-income markets.

On March 25, 1997, in a decision that was viewed as a necessary preemptive strike against inflation, the central bank raised the federal-funds rate by 25 basis points (0.25 percent). Although this action initially sent stock and bond prices lower, many economists applauded the move. At first the Federal Reserve appeared poised for a series of interest-rate increases, however a slight cooling of economic data during the second and third quarters of 1997 and a balanced budget agreement prevented such action. As a result, interest rates declined across the maturity spectrum. During the fiscal year, yields on 5-year Treasuries fluctuated between 5.69 percent and 6.86 percent, ending the period at 5.69 percent.

STRENGTH IN THE HIGH-YIELD SECTOR

The high-yield market, benefiting from a healthy economy, improved credit quality and a relatively favorable interest-rate environment, posted strong returns during the fiscal year. This sector's overall vitality came despite some market weakness in April following the Federal Reserve Board's rate hike on March 25th.

Continued strength in the economy has resulted in solid earnings improvements on the part of many high-yield companies during the first three quarters of 1997 and has provided the fuel for the sharp equity market advance experienced over the past year. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their individual balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to many of the other fixed-income markets.

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1997, continued

MIXED PERFORMANCE ABROAD

Meanwhile, European bond markets fluctuated within a wide range, partly in sympathy with the U.S. market. These markets were further buffeted by interest-rate increases in the United Kingdom and calls from the Bundesbank for rate increases in Germany. In the end, the prospect of a timely launch of the European Monetary Union in January 1999, and continued fiscal restraint, helped European bond yields drift lower during the second half of the year. Thus, while German bonds registered an increase of 41 basis points (0.41 percent), three-year Italian bond yields fell by 153 basis points. Throughout the fiscal year, however, developments in the global bond markets were overshadowed by a substantial strengthening of the U.S. dollar against many of the world's major currencies.

PERFORMANCE

On July 28, 1997, Dean Witter Diversified Income Trust began offering four classes of shares -- A, B, C and D -each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the twelve-month period ended October 31, 1997, the Fund's Class B shares posted a total return of 6.46 percent, compared to returns of 9.83 percent for the Lipper Multi-Sector Income Funds Average (Lipper Average) and 7.49 percent for the Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index (Lehman Index). The accompanying chart illustrates the growth of a $10,000 investment in the Fund from inception (April 9, 1992) through the fiscal year ended October 31, 1997, versus the performance of a similar investment in the issues that comprise the Lehman Index and the Lipper Average.

GROWTH OF $10,000 - CLASS B
------------------------------------------------------------------------------
($ IN THOUSANDS)

April 9, 1992             10,000     10,000     10,000
October 31, 1992          10,373     10,620     10,388
October 31, 1993          11,410     11,679     12,048
October 31, 1994          11,332     11,454     11,696
October 31, 1995          12,551     12,888     13,106
October 31, 1996          13,742     13,637     14,716
October 31, 1997          14,534     14,658     16,163


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distribution and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%
     5 years-2%, since inception-1%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of 1% CDSC, assuming a complete redemption on October 31, 1997
(4) The Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index tracks the performance of government and corporate bonds, including U.S. Government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of 1 to 10 years. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lipper Multi-Sector Income Funds Average tracks the performance of the funds which seek current income by allocating assets among several different fixed-income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. Government and foreign governments, with a significant portion of assets in securities rated below investment grade, as reported by Lipper Analytical Services.

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1997, continued

PORTFOLIO STRATEGY

As of October 31, 1997, the Fund's portfolio was divided equally among high-quality shorter-term global securities (principally U.S. and foreign government securities), intermediate-term U.S. government and agency mortgage-backed securities and longer-term, lower-rated and higher yielding corporate bonds.

Global short-term securities component. Against a background of uncertainty in the global bond markets, the average maturity of the Fund's global bond component was maintained at about one and one-half years, thus minimizing this component's exposure to fluctuations in the interest-rate markets. More importantly, the currency risks of the European positions were effectively hedged away, safeguarding these investments from the impact of the rising U.S. dollar. The global bond component also decreased its investments in Australia and New Zealand as the yields in these markets were deemed no longer attractive. The resulting proceeds from these transactions were shifted to the U.S. market. In August, as the dollar began to move lower, most of the component's currency hedges were removed, allowing the Fund to participate in the values of its foreign currency holdings.

Going forward, we anticipate a continuation of the global bond component's strategy of global diversification, while favoring markets that exhibit improving inflation outlooks and fiscal discipline. In addition, we will place an emphasis on securities and markets that offer compelling values and low relative risks.

Intermediate-term U.S. government securities component. As of October 31, 1997, this component of the Fund was primarily invested in mortgage-backed securities issued by the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). U.S. agency securities and U.S. Treasury securities accounted for 27 percent and 6 percent of the portfolio, respectively.

We believe that mortgage-backed securities continue to provide significant long-term value and, in the current investment environment, offer not only an incremental yield incentive over U.S. Treasury securities of similar maturity but also the potential for total return.

Long-term high-yield securities component. As the economy has continued to expand over the past few years, the high-yield component has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. We continue to feel that many of these issues are very attractive long-term investments. However, given the lower market yields available today and the potential for added market volatility down the road, we have taken some defensive steps with the portfolio. These include increasing our allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1997, continued

these holdings will better protect shareholders during a potentially nervous market environment as well as provide the liquidity and portfolio flexibility needed to take advantage of future opportunities. In addition, the high-yield component continues to limit its exposure to cyclical industries and remains focused on more-predictable, recession-resistant growth sectors of the economy, such as broadcast media, cable & telecommunications and foods & beverages. In some of these sectors, such as broadcast media and cable & telecommunications, we expect to see continued consolidation, which should bode well for many of the high-yield component's individual holdings.

The one-to two-year outlook for the high-yield market remains favorable, given our expectations for continued growth in the economy and generally improving credit quality in the high-yield marketplace. We caution, however, that during this period the possibility exists for another round of investor nervousness given the potential for Federal Reserve Board moves. As discussed above, this component of the Fund is well positioned to take advantage of any potential market disruptions given its more conservative positioning today. Assuming the longer-term market outlook remains unchanged, these market disruptions may be viewed as buying opportunities, allowing the high-yield component to lock in attractive yields and prices for its shareholders.

LOOKING AHEAD

For the balance of 1997, and early into 1998, we expect U.S. economic growth to remain healthy. The Federal Reserve Board is likely to look for a confirmation of unusually strong economic trends, rising inflationary pressures and stability in southeast Asian markets before considering another increase in the federal-funds rate.

We appreciate your support of Dean Witter Diversified Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DIVERSIFIED INCOME TRUST
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

 For .......  48,058,451
 Against  ..     893,849
 Abstain  ..   4,520,616

(2) ELECTION OF TRUSTEES:

Michael Bozic
For ..............  50,808,736
Withheld .........   2,664,180
Charles A. Fiumefreddo
For ..............  50,839,158
Withheld .........   2,633,758
Edwin J. Garn
For ..............  50,875,468
Withheld .........   2,597,448
John R. Haire
For ..............  50,809,023
Withheld .........   2,663,893
Wayne E. Hedien
For ..............  50,850,027
Withheld .........   2,622,889
Dr. Manuel H. Johnson
For ..............  50,930,427
Withheld .........   2,542,489
Michael E. Nugent
For ..............  50,945,111
Withheld .........   2,527,805
Philip J. Purcell
For ..............  50,887,890
Withheld .........   2,585,026
John L. Schroeder
For ..............  50,889,086
Withheld .........   2,583,830

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

  For .....  46,416,579
  Against .   1,518,217
  Abstain .   5,538,120

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

  For .....  48,901,339
  Against .     508,419
  Abstain .   4,063,158

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
                GOVERNMENT & CORPORATE BONDS (90.3%)
                DENMARK (a)(3.2%)
                Government Obligation
DKr   183,277   Denmark Treasury Note  ..........................................   9.00%    11/15/98      $29,175,789
                                                                                                          --------------
                FRANCE (a)(0.4%)
                Government Obligation
FRF    19,830   France Treasury Note ............................................   7.75     04/12/00        3,682,665
                                                                                                          --------------
                ITALY (a)(1.4%)
                Government Obligations
ITL    19,070 M Italy Treasury Bond  ............................................  10.50     07/15/98       11,581,884
        1,725   Italy Treasury Bond  ............................................  10.50     04/01/00        1,125,922
                                                                                                          --------------
                TOTAL ITALY  ..........................................................................     12,707,806
                                                                                                         --------------
                NETHERLANDS (a)(0.0%)
                Banks
ITL   160,000   Rabobank Nederland ..............................................  11.00     02/01/98           95,355
                                                                                                          --------------
                NEW ZEALAND (a)(1.2%)
                Government Obligations
NZ$     2,220   New Zealand Treasury Bond .......................................   8.00     07/15/98        1,385,321
       16,308   New Zealand Treasury Bond  ......................................   6.50     02/15/00       10,066,868
                                                                                                          --------------
                TOTAL NEW ZEALAND  ....................................................................     11,452,189
                                                                                                          --------------
                SPAIN (a)(2.3%)
                Government Obligations
ESP     2,009 M Spain Treasury Bond  ............................................   9.90     10/31/98       14,425,039
          990 M Spain Treasury Bond  ............................................   9.40     04/30/99        7,216,429
                                                                                                          --------------
                TOTAL SPAIN  ..........................................................................     21,641,468
                                                                                                          --------------
                SWEDEN (a)(2.8%)
                Government Obligation
SEK   180,800   Sweden Treasury Bond  ...........................................  11.00     01/21/99       25,721,743
                                                                                                          --------------
                UNITED KINGDOM (a)(1.9%)
                Government Obligations
pounds
sterling7,435   United Kingdom Treasury Bond  ...................................  15.50     09/30/98       13,336,678
        2,270   United Kingdom Treasury Bond (Conv.) ............................   9.00     03/03/00        3,962,673
                                                                                                          --------------
                TOTAL UNITED KINGDOM  .................................................................     17,299,351
                                                                                                          --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
                UNITED STATES (77.1%)
                Aerospace (0.3%)
   $ 3,000      Sabreliner Corp. (Series B) .....................................  12.50   % 04/15/03      $ 3,150,000
                                                                                                          --------------
                Automotive (0.4%)
     3,000      Toyota Motor Credit Corp.  ......................................  15.00     09/25/98        3,241,080
                                                                                                          --------------
                Broadcast Media (2.6%)
       45       Australis Media Ltd.  ...........................................  15.75 ++  05/15/03           34,180
     5,500      Australis Media Ltd. (Units)++ ..................................  15.75 ++  05/15/03        4,180,000
     3,200      Digital Television Services -144A* ..............................  12.50     08/01/07        3,440,000
     3,100      Echostar DBS Corp. -144A* .......................................  12.50     07/01/02        3,286,000
     3,000      Paxson Communications Corp. .....................................  11.625    10/01/02        3,240,000
     4,000      Spanish Broadcasting System, Inc. ...............................  12.50     06/15/02        4,620,000
     8,700      TCI Satellite Entertainment Corp. -144A* ........................  12.25 ++  02/15/07        5,568,000
                                                                                                          --------------
                                                                                                            24,368,180
                                                                                                          --------------
                Business Services (0.8%)
     5,000      Anacomp, Inc. (Series B) ........................................  10.875    04/01/04        5,150,000
     2,000      Xerox Credit Corp. ..............................................  15.00     06/26/98        2,119,760
                                                                                                          --------------
                                                                                                             7,269,760
                                                                                                          --------------
                Cable & Telecommunications (10.6%)
     4,000      Adelphia Communications Corp.
                 -144A* .........................................................   9.25     10/01/02        3,980,000
     5,675      Advanced Radio Telecommunication ................................  14.00     02/15/07        5,221,000
     4,000      American Communications Services, Inc. -144A* ...................  13.75     07/15/07        4,600,000
     6,500      Clearnet Communications Inc. ....................................  14.75 ++  12/15/05        4,810,000
     3,850      FrontierVision LP/Capital .......................................  11.00     10/15/06        4,158,000
     7,000      Hyperion Telecommunication, Inc. (Series B) .....................  13.00 ++  04/15/03        4,795,000
    28,500      In-Flight Phone Corp. (Series B)(b)  ............................  14.00 ++  05/15/02        3,135,000
     3,000      IXC Communications, Inc.
                 (Series B) .....................................................  12.50     10/01/05        3,397,500
     7,300      McCaw International Ltd. ........................................  13.00 ++  04/15/07        4,307,000
     3,000      Metronet Communications (Units)++ -144A* ........................  12.00     08/15/07        3,337,500
     8,500      Nextel Communications -144A* ....................................  10.65 ++  09/15/07        4,823,750
     3,350      Nextlink Communications LLC .....................................  12.50     04/15/06        3,777,125
     4,000      Orbcomm Global LP/Capital  ......................................  14.00     08/15/04        4,220,000
     4,000      Paging Network, Inc. ............................................  10.125    08/01/07        4,090,000
     6,000      Peoples Telephone Co., Inc. .....................................  12.25     07/15/02        6,360,000
    10,000      Price Communications Cellular Holdings -144A* ...................  13.50 ++  08/01/07        5,700,000

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
    $3,500      Primus Telecommunications Group (Units)++ .......................  11.75   % 08/01/04      $ 3,815,000
     5,000      Source Media Inc. -144A* ........................................  12.00     11/01/04        5,000,000
     4,000      Transtel Pass-Thru Trust -144A* .................................  12.50     11/01/07        3,800,000
     4,000      UIH Australia/Pacific (Series B) ................................  14.00 ++  05/15/06        2,820,000
     4,000      USA Mobile Communications Holdings, Inc.  .......................  14.00     11/01/04        4,500,000
     5,000      Winstar Communications  .........................................  14.00 ++  10/15/05        3,650,000
     3,250      Winstar Equipment Corp. .........................................  12.50     03/15/04        3,542,500
                                                                                                          --------------
                                                                                                            97,839,375
                                                                                                          --------------
                Computer Equipment (0.3%)
     2,500      IBM Credit Corp. ................................................  15.00     03/04/98        2,576,100
                                                                                                          --------------
                Consumer Products (1.1%)
     2,500      J.B. Williams Holdings, Inc. ....................................  12.00     03/01/04        2,575,000
     3,500      North Atlantic Trading -144A* ...................................  11.00     06/15/04        3,570,000
     4,000      Renaissance Cosmetics, Inc. .....................................  11.75     02/15/04        3,950,000
                                                                                                          --------------
                                                                                                            10,095,000
                                                                                                          --------------
                Electrical & Alarm Systems (0.4%)
     4,980      Mosler, Inc.  ...................................................  11.00     04/15/03        3,436,200
                                                                                                          --------------
                Entertainment/Gaming & Lodging (4.2%)
     3,800      101 Main Street Ltd. -144A* .....................................  13.00     08/15/00        3,857,000
     3,250      Argosy Gaming Co. ...............................................  13.25     06/01/04        3,315,000
     2,700      Aztar Corp.  ....................................................  13.75     10/01/04        3,105,000
     5,400      Fitzgeralds Gaming Corp. (Units)++ ..............................  13.00     12/31/02        5,346,000
     4,000      Lady Luck Gaming Finance Corp. ..................................  11.875    03/01/01        4,050,000
     5,670      Motels of America, Inc. (Series B) ..............................  12.00     04/15/04        5,443,200
     3,000      Players International, Inc. .....................................  10.875    04/15/05        3,210,000
     5,000      PRT Funding Corp. ...............................................  11.625    04/15/04        4,100,000
     4,800      Stuart Entertainment, Inc.
                 (Series B) .....................................................  12.50     11/15/04        4,032,000
     3,000      Trump Castle Funding, Inc. ......................................  11.75     11/15/03        2,835,000
                                                                                                          --------------
                                                                                                            39,293,200
                                                                                                          --------------
                Finance (1.4%)
     3,500      Cityscape Financial Corp.
                 (Series A) .....................................................  12.75     06/01/04        2,450,000
     3,000      Household Finance Corp. .........................................  15.00     09/25/98        3,243,810
     3,750      Olympic Financial Ltd. (Units)++ ................................  11.50     03/15/07        3,778,125
     3,000      Wilshire Financial Services -144A* ..............................  13.00     08/15/04        3,082,500
                                                                                                          --------------
                                                                                                            12,554,435
                                                                                                          --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
                Foods & Beverages (1.8%)
    $4,050      Envirodyne Industries, Inc. .....................................  10.25   % 12/01/01       $4,009,500
     3,000      Pepsico Inc. ....................................................  15.00     08/06/98        3,210,090
     4,500      Specialty Foods Acquisition Corp. (Series B) ....................  11.25     08/15/03        4,286,250
    12,125      Specialty Foods Acquisition Corp. (Series B) ....................  13.00 ++  08/15/05        5,153,125
                                                                                                          --------------
                                                                                                            16,658,965
                                                                                                          --------------
                HealthCare (1.5%)
     2,800      Imagyn Medical Technologies -144A* ..............................  12.50     04/01/04        2,716,000
     4,000      Physician Resource Group -144A* (Conv) ..........................   6.00     12/01/01        3,457,960
     4,000      Unilab Corp. ....................................................  11.00     04/01/06        4,100,000
     4,350      Unison Healthcare Corp. -144A* ..................................  12.25     11/01/06        3,654,000
                                                                                                           --------------
                                                                                                            13,927,960
                                                                                                           --------------
                Manufacturing (0.4%)
     3,011      International Semi-Tech Microelectronics ........................  11.50 ++  08/15/03        1,400,115
     2,500      John Deere Capital Corp. ........................................  15.00     02/24/98        2,570,100
                                                                                                           --------------
                                                                                                             3,970,215
                                                                                                           --------------
                Manufacturing -Diversified (0.9%)
     5,000      Interlake Corp. .................................................  12.00     11/15/01        5,525,000
     2,800      J.B. Poindexter & Co., Inc. .....................................  12.50     05/15/04        2,856,000
                                                                                                           --------------
                                                                                                             8,381,000
                                                                                                           --------------
                Metals & Mining (1.3%)
     4,700      Gulf States Steel -Alabama
                 (Series B) .....................................................  13.50     04/15/03        4,829,250
     4,750      Murrin Murrin Holdings -144A* ...................................   9.375    08/31/07        4,856,875
     2,706      Weirton Steel Corp. .............................................  11.50     03/01/98        2,735,793
                                                                                                           --------------
                                                                                                            12,421,918
                                                                                                           --------------
                Publishing (0.3%)
     2,500      United States Banknote Corp. (Series B) .........................  10.375    06/01/02        2,606,250
                                                                                                           --------------
                Restaurants (1.0%)
        28      American Restaurant Group Holdings, Inc.  .......................  13.00     09/15/98           26,766
     6,000      American Restaurant Group Holdings, Inc.  .......................  14.00 ++  12/15/05        1,965,000

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
   $13,500      Boston Chicken, Inc. (Conv.) ....................................   0.00 %   06/01/15       $2,683,125
     4,000      FRD Acquisition Corp. (Series B) ................................  12.50     07/15/04        4,300,000
                                                                                                          --------------
                                                                                                             8,974,891
                                                                                                          --------------
                Retail (0.6%)
    10,450      County Seat Stores Co. (c) ......................................  12.00     10/01/02        5,486,250
                                                                                                          --------------
                Retail -Food Chains (0.8%)
     3,750      Big V Supermarkets, Inc. (Series B) .............................  11.00     02/15/04        3,909,375
       500      Pathmark Stores, Inc. ...........................................  11.625    06/15/02          492,500
     3,000      Pathmark Stores, Inc. ...........................................   9.625    05/01/03        2,835,000
                                                                                                          --------------
                                                                                                             7,236,875
                                                                                                          --------------
                Textiles -Apparel Manufacturers (0.5%)
     2,850      Apparel Ventures, Inc. (Series B) ...............................  12.25     12/31/00        2,679,000
     4,000      U.S. Leather, Inc. ..............................................  10.25     07/31/03        2,120,000
                                                                                                          --------------
                                                                                                             4,799,000
                                                                                                          --------------
                Utilities (0.3%)
     2,800      Panda Global Energy Co.  ........................................  12.50     04/15/04        2,604,000
                                                                                                          --------------
                U.S. Government & Agency Obligations (45.6%)
                Federal Home Loan Banks (1.8%)
     5,000       ................................................................   0.00     07/02/12        1,633,300
     5,000       ................................................................   6.295    08/15/07        5,046,650
     5,000       ................................................................   6.37     09/25/07        5,073,100
     5,000       ................................................................   6.385    10/23/07        5,078,250
                                                                                                          --------------
                                                                                                            16,831,300
                                                                                                          --------------
                Federal Home Loan Mortgage Corp. (1.6%)
    10,000       ................................................................   0.00     08/15/02        7,586,800
     3,867       ................................................................   7.00    04/01/04-
                                                                                             06/01/04        3,920,397
     3,160       ................................................................   8.00    10/01/24-
                                                                                             06/01/25        3,274,217
                                                                                                          --------------
                                                                                                            14,781,414
                                                                                                          --------------
                Federal National Mortgage Assoc. (a) (15.4%)
     6,000      Principal Strip  ................................................   0.00    02/12/04-
                                                                                             02/01/05        3,918,420
     5,000       ................................................................   5.80     02/22/06        4,905,550
     3,565       ................................................................   6.00    02/01/11-
                                                                                             03/01/11        3,502,696
    34,495       ................................................................   6.50    10/01/08-
                                                                                             03/01/27       34,195,883
    37,455       ................................................................   7.00    08/01/08-
                                                                                             03/01/27       37,585,618
     5,000       ................................................................   7.00        **           5,014,063

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

    PRINCIPAL
    AMOUNT IN                                                                      COUPON    MATURITY
    THOUSANDS                                                                       RATE       DATE         VALUE
--------------- ---------------------------------------------------------------- --------- ----------- --------------
    $20,617      ................................................................  7.50 %   02/01/22-
                                                                                             01/01/27      $21,049,083
     12,332      ................................................................  8.00     09/01/01-
                                                                                             06/01/26       12,722,965
     18,682      ................................................................  8.50     07/01/17-
                                                                                             05/01/25       19,540,103
                                                                                                          --------------
                                                                                                           142,434,381
                                                                                                          --------------
                Government National Mortgage Assoc. (a) (9.8%)
     9,649       ................................................................  6.50     11/20/23-
                                                                                             02/15/27        9,516,487
    24,331       ................................................................  7.00     12/15/22-
                                                                                             10/15/26       24,430,383
     5,000       ................................................................  7.00         **           5,001,562
    39,726       ................................................................  7.50     05/15/17-
                                                                                             11/15/26       40,590,659
     7,185       ................................................................  8.00     01/15/22-
                                                                                             10/15/24        7,454,456
     3,118       ................................................................  8.50     08/15/22-
                                                                                             12/15/24        3,267,185
                                                                                                          --------------
                                                                                                            90,260,732
                                                                                                          --------------
                Resolution Funding Corp. (a)(2.6%)
    37,232        ................................................................ 0.00     10/15/04-
                                                                                             01/15/07       23,798,312
                                                                                                          --------------
                U.S. Treasury Notes (a)(14.4%)
       500       ................................................................  5.50      11/15/98          499,530
    44,500       ................................................................  6.00     06/30/99-
                                                                                             07/31/02       44,873,915
    84,900       ................................................................  6.375     05/15/00       86,254,155
     2,000       ................................................................  6.25      08/31/00        2,028,040
                                                                                                           --------------
                                                                                                           133,655,640
                                                                                                          --------------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS  ...........................................    421,761,779
                                                                                                          --------------
                TOTAL UNITED STATES  ..................................................................    712,652,433
                                                                                                          --------------
                TOTAL GOVERNMENT & CORPORATE BONDS
                (Identified Cost $847,574,354) ........................................................    834,428,799
                                                                                                          --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

 NUMBER OF
   SHARES                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (d)(0.8%)
            Entertainment/Gaming & Lodging (0.0%)
    12,455  Cobblestone Holdings, Inc. -144A* .......................................................$  311,375
     2,000  Motels of America, Inc. -144A* ..........................................................    30,000
                                                                                                     -------------
                                                                                                        341,375
                                                                                                     -------------
            Foods & Beverages (0.0%)
   198,750  Specialty Foods Acquisition Corp. -144A* ................................................   198,750
                                                                                                     -------------
            Healthcare (0.2%)
   390,000  Unigene Laboratories, Inc. .............................................................. 1,340,625
                                                                                                     -------------
            Manufacturing -Diversified (0.5%)
   158,000  Thermadyne Holdings Corp. (e) ........................................................... 4,621,500
                                                                                                     -------------
            Restaurants (0.0%)
     6,000  American Restaurant Group Holdings, Inc. -144A* .........................................     6,000
                                                                                                     -------------
            Textiles (0.1%)
   230,000  Ithaca Industries, Inc. ................................................................. 1,150,000
                                                                                                     -------------
            TOTAL COMMON STOCKS
            (Identified Cost $6,373,947) ............................................................ 7,658,250
                                                                                                     -------------
            PREFERRED STOCKS (0.4%)
            Entertainment/Gaming & Lodging (d) (0.3%)
    80,000  Fitzgeralds Gaming Corp. (Units)++  ..................................................... 2,640,000
                                                                                                     -------------
            Oil & Gas (0.1%)
     5,000  XCL Ltd (Units) ++ (Conv.)+ 144A*  ...................................................... 1,000,000
                                                                                                     -------------
            TOTAL PREFERRED STOCKS
            (Identified Cost $3,000,000) ............................................................ 3,640,000
                                                                                                     -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

 NUMBER OF                                                                     EXPIRATION
  WARRANTS                                                                        DATE            VALUE
-----------  ---------------------------------------------------------------- ------------  --------------
             WARRANTS (d)(0.1%)
             Aerospace (0.0%)
    1,000    Sabreliner Corp. -144A*  ......................................    04/15/03     $     10,000
                                                                                            --------------
             Cable & Telecommunications (0.1%)
    9,000    Hyperion Telecommunication, Inc.
               (Series B ) - 144A* .........................................    04/01/01          900,000
    5,300    McCaw International Ltd. - 144A* ..............................    04/15/07               53
   34,000    Price Communications Corp. - 144A* ............................    08/01/07              344
                                                                                            --------------
                                                                                                  900,397
                                                                                            --------------
             Containers (0.0%)
    2,000    Crown Packaging Holdings, Ltd. (Canada) - 144A* ...............    11/01/03               20
                                                                                            --------------
             Entertainment/Gaming & Lodging (0.0%)
   10,773    Fitzgeralds Gaming Corp. ......................................    12/19/98           10,773
    3,500    Fitzgeralds South Inc. - 144A* ................................    03/15/99               35
                                                                                            --------------
                                                                                                   10,808
                                                                                            --------------
             Healthcare (0.0%)
    2,800    Imagyn Medical Technologies - 144A* ...........................    04/10/04               28
                                                                                            --------------
             Manufacturing (0.0%)
   47,300    Uniroyal Technology Corp. .....................................    06/01/03          124,162
                                                                                            --------------
             Retail (0.0%)
    1,500    County Seat Holdings Co. ......................................    10/15/98               15
                                                                                            --------------
             TOTAL WARRANTS
             (Identified Cost $325,243) ...................................................     1,045,430
                                                                                            --------------

   PRINCIPAL
   AMOUNT IN                                                             COUPON   MATURITY
   THOUSANDS                                                              RATE      DATE
------------- ------------------------------------------------------------------ ----------
              SHORT-TERM INVESTMENTS (7.4%)
              TIME DEPOSITS (f)(4.2%)
              CANADA (0.7%)
              Banking -International
Ca$   8,460   Chase Manhattan Bank .....................................  3.438%  11/06/97    6,006,816
                                                                                            -------------
              ITALY (2.7%)
              Banking -International
ITL 43,211 M  Chase Manhattan Bank .....................................  6.625   11/10/97   25,528,728
                                                                                            -------------
              SPAIN (0.8%)
              Banking -International
ESP  1,088 M  Chase Manhattan Bank .....................................  4.875   11/10/97    7,464,451
                                                                                            -------------
              TOTAL TIME DEPOSITS
              (Identified Cost $39,155,294)  ............................................... 38,999,995
                                                                                            -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

   PRINCIPAL
   AMOUNT IN                                                                    COUPON   MATURITY
   THOUSANDS                                                                     RATE      DATE         VALUE
------------- ---------------------------------------------------------------- -------- ---------- -------------
              GOVERNMENT & AGENCY
              OBLIGATIONS (g)(3.1%)
              GERMANY (2.4%)
  DEM 39,000  German Treasury Bill ............................................ 3.23%   01/16/98     $22,462,010
                                                                                                   -------------
              UNITED STATES (0.7%)
      $6,000  Federal Home Loan Mortgage Corp. ................................ 5.65    11/03/97       5,998,117
                                                                                                   -------------
              TOTAL GOVERNMENT & AGENCY
              OBLIGATIONS
              (Amortized Cost $27,800,404) .......................................................    28,460,127
                                                                                                   -------------
              REPURCHASE AGREEMENT (0.1%)
         927  The Bank of New York (dated  10/31/97; proceeds $927,122)(h)
                (Identified Cost $926,697) .....................................5.50    11/03/97         926,697
                                                                                                   -------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $67,882,395) ............................................              68,386,819
                                                                                                   -------------
              TOTAL INVESTMENTS
              (Identified Cost $925,155,939)(i) ........................................  99.0 %     915,159,298
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ..........................   1.0         9,545,489
                                                                                        --------   -------------
              NET ASSETS  .............................................................. 100.0 %    $924,704,787
                                                                                        ========   =============

------------
M      In millions.
*      Resale is restricted to qualified institutional investors.
** Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
++ Consists of one or more class of securities traded together as a unit; stocks or bonds with attached stocks or warrants.
+      Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(b)    Non-income producing security; issuer in bankruptcy.
(c)    Non-income producing security; issuer in default.
(d)    Non-income producing securities.
(e)    Acquired through exchange offer.
(f)    Subject to withdrawal restrictions until maturity.
(g) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h) Collateralized by $927,598 Federal National Mortgage Association 6.60% due 09/20/02 valued at $945,231.
(i) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,900,558 and the aggregate gross unrealized depreciation is $33,897,199, resulting in net unrealized depreciation of $9,996,641.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1997, continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1997:

    CONTRACTS        IN EXCHANGE     DELIVERY    UNREALIZED
    TO DELIVER           FOR           DATE     DEPRECIATION
----------------    -------------   ---------- --------------
IEP   4,286,582       $ 6,423,014    11/03/97    $   (14,146)
DEM  46,000,000       $26,797,157    01/30/98       (364,629)
NLG  59,744,250       $30,877,177    01/30/98       (536,329)
pounds sterling
     10,800,000       $17,401,230    04/14/98       (561,632)
                                                --------------
     Unrealized depreciation ...............     $(1,476,736)
                                                ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997

ASSETS:
Investments in securities, at value (identified cost
 $925,155,939)....................................................  $915,159,298
Cash (including $1,365,883 in foreign currency)...................     5,080,884
Receivable for:
  Investments sold................................................    45,645,791
  Interest........................................................    16,838,761
  Shares of beneficial interest sold .............................     4,179,477
  Compensated forward foreign currency contracts..................     3,859,211
Prepaid expenses and other assets.................................        72,401
                                                                   --------------
  TOTAL ASSETS ...................................................   990,835,823
                                                                   --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency
 contracts........................................................     1,476,736
Payable for:
  Investments purchased...........................................    53,710,532
  Shares of beneficial interest repurchased.......................     5,492,143
  Compensated forward foreign currency contracts..................     3,293,932
  Dividends to shareholders.......................................       857,120
  Plan of distribution fee........................................       660,792
  Investment management fee.......................................       311,986
Accrued expenses and other payables ..............................       327,795
                                                                   --------------
  TOTAL LIABILITIES ..............................................    66,131,036
                                                                   --------------
  NET ASSETS......................................................  $924,704,787
                                                                   ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...................................................  $951,576,895
Net unrealized depreciation.......................................   (11,004,241)
Accumulated undistributed net investment income ..................       278,119
Accumulated net realized loss.....................................   (16,145,986)
                                                                   --------------
  NET ASSETS......................................................  $924,704,787
                                                                   ==============
CLASS A SHARES:
Net Assets........................................................    $4,933,238
Shares Outstanding (unlimited authorized, $.01 par value) ........       521,437
  NET ASSET VALUE PER SHARE.......................................         $9.46
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 4.44% of net asset value)................         $9.88
                                                                   ==============
CLASS B SHARES:
Net Assets........................................................  $915,899,370
Shares Outstanding (unlimited authorized, $.01 par value) ........    96,807,771
  NET ASSET VALUE PER SHARE.......................................         $9.46
                                                                   ==============
CLASS C SHARES:
Net Assets........................................................    $3,772,746
Shares Outstanding (unlimited authorized, $.01 par value) ........       399,124
  NET ASSET VALUE PER SHARE.......................................         $9.45
                                                                   ==============
CLASS D SHARES:
Net Assets........................................................       $99,433
Shares Outstanding (unlimited authorized, $.01 par value) ........        10,517
  NET ASSET VALUE PER SHARE.......................................         $9.45
                                                                   ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended October 31, 1997*

NET INVESTMENT INCOME:
INTEREST INCOME (net of $78,100 foreign withholding tax) ......  $ 77,859,573
                                                                --------------
EXPENSES
Plan of distribution fee (Class A shares)......................         1,658
Plan of distribution fee (Class B shares)......................     7,104,223
Plan of distribution fee (Class C shares)......................         3,998
Investment management fee......................................     3,347,731
Transfer agent fees and expenses...............................       509,942
Custodian fees.................................................       419,471
Registration fees..............................................       122,807
Professional fees..............................................        81,427
Shareholder reports and notices................................        73,426
Trustees' fees and expenses....................................        20,501
Organizational expenses........................................        13,153
Other..........................................................        19,702
                                                                --------------
  TOTAL EXPENSES...............................................    11,718,039
                                                                --------------
  NET INVESTMENT INCOME........................................    66,141,534
                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments .................................................   (25,552,286)
  Foreign exchange transactions................................    17,508,514
                                                                --------------
  NET LOSS ....................................................    (8,043,772)
                                                                --------------
Net change in unrealized depreciation on:
  Investments .................................................    (1,303,373)
  Translation of forward foreign currency contracts, other
  assets  and liabilities denominated in foreign currencies ...    (2,639,652)
                                                                --------------
  NET DEPRECIATION.............................................    (3,943,025)
                                                                --------------
  NET LOSS ....................................................   (11,986,797)
                                                                --------------
NET INCREASE ..................................................  $ 54,154,737
                                                                ==============

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                   FOR THE YEAR      FOR THE YEAR
                                                      ENDED             ENDED
                                                OCTOBER 31, 1997*  OCTOBER 31, 1996
----------------------------------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income .........................    $ 66,141,534      $ 53,062,338
Net realized gain (loss).......................      (8,043,772)        4,908,105
Net change in unrealized depreciation .........      (3,943,025)          (59,346)
                                                ----------------- ----------------
  NET INCREASE.................................      54,154,737        57,911,097
                                                ----------------- ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME
Class A shares.................................         (58,752)          --
Class B shares.................................     (79,103,939)      (47,280,275)
Class C shares.................................         (41,777)          --
Class D shares.................................            (882)          --
                                                ----------------- ----------------
  TOTAL DIVIDENDS .............................     (79,205,350)      (47,280,275)
                                                ----------------- ----------------
Net increase from transactions in shares of
 beneficial interest...........................     204,174,498       192,406,387
                                                ----------------- ----------------
  NET INCREASE.................................     179,123,885       203,037,209
NET ASSETS:
Beginning of period............................     745,580,902       542,543,693
                                                ----------------- ----------------
  END OF PERIOD
  (Including undistributed net investment
  income of $278,119 and $12,819,524,
  respectively)................................    $924,704,787      $745,580,902
                                                ================= ================

------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund commenced offering three classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $151,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and were fully amortized on the straight-line method from the commencement of operations through April 8, 1997.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,622,156 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

$1,414,909, and $630, respectively and received approximately $39,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 aggregated $979,183,403 and $828,572,899, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $408,062,350 and $217,120,322, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and
Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,793. At October 31, 1997, the Fund had an accrued pension liability of $32,400 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had an approximate net capital loss carryover of $16,314,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

         AMOUNT IN THOUSANDS
-------------------------------------
   2002     2003      2004     2005
--------  -------- --------  --------
 $3,024    $3,677    $2,482    $7,131
========  ======== ========  ========


As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts and permanent book/tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $522,411.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  OCTOBER 31, 1997                OCTOBER 31, 1996
                           ------------------------------- -------------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                           -------------- ---------------  -------------- ---------------
CLASS A SHARES*
Sold......................       558,411    $   5,262,008         --              --
Reinvestment of
 dividends................         1,750           16,494         --              --
Redeemed..................       (38,724)        (367,538)        --              --
                           -------------- ---------------  -------------- ---------------
Net increase -Class A ....       521,437        4,910,964         --              --
                           -------------- ---------------  -------------- ---------------
CLASS B SHARES
Sold......................    55,563,733      525,362,254     36,480,365    $ 353,997,564
Reinvestment of
 dividends................     3,620,754       34,158,956      2,052,285       19,859,631
Redeemed..................   (38,605,240)    (364,124,514)   (18,707,218)    (181,450,808)
                           -------------- ---------------  -------------- ---------------
Net increase -Class B ....    20,579,247      195,396,696     19,825,432      192,406,387
                           -------------- ---------------  -------------- ---------------
CLASS C SHARES*
Sold .....................       404,022        3,813,369         --              --
Reinvestment of
 dividends................         2,302           21,713         --              --
Redeemed..................        (7,200)         (68,099)        --              --
                           -------------- ---------------  -------------- ---------------
Net increase -Class C ....       399,124        3,766,983         --              --
                           -------------- ---------------  -------------- ---------------
CLASS D SHARES*
Sold......................        10,494           99,638         --              --
Reinvestment of
 dividends................            23              217         --              --
                           -------------- ---------------  -------------- ---------------
Net increase -Class D ....        10,517           99,855         --              --
                           -------------- ---------------  -------------- ---------------
Net increase in Fund .....    21,510,325    $ 204,174,498     19,825,432    $ 192,406,387
                           ============== ===============  ============== ===============

------------
*     For the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1997, continued

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

At October 31, 1997, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                         FOR THE PERIOD
                                                         FOR THE YEAR ENDED OCTOBER 31                   APRIL 9, 1992*
                                         --------------------------------------------------------------     THROUGH
                                          1997** ++      1996         1995        1994         1993     OCTOBER 31, 1992
---------------------------------------  ----------- -----------  ----------- -----------  ------------ ----------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...    $ 9.78      $ 9.62       $ 9.37      $10.20       $10.01         $10.00
                                         ----------- -----------  ----------- -----------  ----------- ----------------
Net investment income...................      0.74        0.78         0.77        0.74         0.77           0.37
Net realized and unrealized gain
 (loss).................................     (0.15)       0.10         0.20       (0.80)        0.20           --
                                         ----------- -----------  ----------- -----------  ----------- ----------------
Total from investment operations .......      0.59        0.88         0.97       (0.06)        0.97           0.37
                                         ----------- -----------  ----------- -----------  ----------- ----------------
Less dividends and distributions from:
 Net inivestment income.................     (0.91)      (0.72)       (0.72)      (0.64)       (0.73)         (0.36)
 Net realized gain .....................      --          --           --         (0.01)       (0.05)          --
 Paid-in-capital........................      --          --           --         (0.12)        --             --
                                         ----------- -----------  ----------- -----------  ----------- ----------------
Total dividends and distributions ......     (0.91)      (0.72)       (0.72)      (0.77)       (0.78)         (0.36)
                                         ----------- -----------  ----------- -----------  ----------- ----------------
Net asset value, end of period..........    $ 9.46      $ 9.78       $ 9.62      $ 9.37       $10.20         $10.01
                                         =========== ===========  =========== ===========  =========== ================
TOTAL INVESTMENT RETURN+................      6.46%       9.49%       10.76%      (0.69)%      10.00%          3.73%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................      1.40%       1.42%        1.44%       1.51%        1.58% (4)      0.85%(2)(3)
Net investment income...................      7.90%       8.38%        8.30%       7.91%        7.92% (4)      7.86%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in
thousands...............................  $915,899     $745,581    $542,544     $407,038    $167,137        $55,297
Portfolio turnover rate ................       104%         82%          87%         60%         117%            37%(1)

------------
*       Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.08% and 6.63%, respectively.
(4) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 1.66% and 7.84%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                              OCTOBER 31,
                                                 1997++
-----------------------------------------  -----------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....       $ 9.40
                                           -----------------
Net investment income.....................         0.22
Net realized and unrealized gain..........         0.04
                                           -----------------
Total from investment operations..........         0.26
                                           -----------------
Less dividends from net investment
 income...................................        (0.20)
                                           -----------------
Net asset value, end of period............       $ 9.46
                                           =================
TOTAL INVESTMENT RETURN+..................         2.74%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................         0.85%(2)
Net investment income.....................         8.98%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..       $4,933
Portfolio turnover rate...................          104%
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....       $ 9.40
                                           -----------------
Net investment income.....................         0.20
Net realized and unrealized gain..........         0.04
                                           -----------------
Total from investment operations..........         0.24
                                           -----------------
Less dividends from net investment
 income...................................        (0.19)
                                           -----------------
Net asset value, end of period............       $ 9.45
                                           =================
TOTAL INVESTMENT RETURN+..................         2.52%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................         1.44%(2)
Net investment income.....................         8.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..       $3,773
Portfolio turnover rate...................          104%

------------
*       The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                              OCTOBER 31,
                                                 1997++
-----------------------------------------  -----------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....       $ 9.40
                                           -----------------
Net investment income ....................         0.23
Net realized and unrealized gain  ........         0.02
                                           -----------------
Total from investment operations  ........         0.25
                                           -----------------
Less dividends from net investment
 income...................................        (0.20)
                                           -----------------
Net asset value, end of period ...........       $ 9.45
                                           =================
TOTAL INVESTMENT RETURN+..................         2.69%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................         0.59%(2)
Net investment income ....................         9.26%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  .       $   99
Portfolio turnover rate ..................          104%

------------
*       The date the shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER DIVERSIFIED INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Diversified Income Trust (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 1997

                 (This page has been left blank intentionally.

                 (This page has been left blank intentionally.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Rajesh K. Gupta
Vice President

Vinh Q. Tran
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
DIVERSIFIED
INCOME TRUST

ANNUAL REPORT
OCTOBER 31, 1997